Quarterly Holdings Report
for

Fidelity Advisor® Overseas Fund

July 31, 2020

OS-QTLY-0920
1.804851.116

Schedule of Investments July 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.1%
	Shares	Value (000s)
Australia - 0.2%
Insurance Australia Group Ltd.	55,434	$202
National Storage (REIT) unit	476,095	612
realestate.com.au Ltd.	2,302	178

TOTAL AUSTRALIA		992

Austria - 0.3%
Erste Group Bank AG	53,300	1,187
Mayr-Melnhof Karton AG	500	77

TOTAL AUSTRIA		1,264

Bailiwick of Jersey - 1.2%
Experian PLC	85,500	2,987
Glencore Xstrata PLC	106,700	244
Sanne Group PLC	254,819	2,101

TOTAL BAILIWICK OF JERSEY		5,332

Belgium - 0.8%
KBC Groep NV	56,113	3,199
UCB SA	2,000	256

TOTAL BELGIUM		3,455

Bermuda - 2.2%
Credicorp Ltd. (United States)	10,500	1,335
Genpact Ltd.	52,100	2,075
Haier Electronics Group Co. Ltd.	102,000	447
Hiscox Ltd.	166,799	1,707
Hongkong Land Holdings Ltd.	35,900	137
IHS Markit Ltd.	42,201	3,407
SmarTone Telecommunications Holdings Ltd.	285,000	149

TOTAL BERMUDA		9,257

Canada - 1.0%
Constellation Software, Inc.	3,500	4,140
Cayman Islands - 1.0%
Alibaba Group Holding Ltd. sponsored ADR (a)	10,700	2,686
SITC International Holdings Co. Ltd.	471,000	472
Value Partners Group Ltd.	609,000	306
ZTO Express (Cayman), Inc. sponsored ADR	21,500	797

TOTAL CAYMAN ISLANDS		4,261

China - 0.3%
Gree Electric Appliances, Inc. of Zhuhai (A Shares)	74,700	609
Yunnan Baiyao Group Co. Ltd. (A Shares)	31,163	490

TOTAL CHINA		1,099

Denmark - 1.5%
A.P. Moller - Maersk A/S Series A	251	297
DSV A/S	38,309	5,254
GN Store Nord A/S	7,000	427
Vestas Wind Systems A/S	4,400	564

TOTAL DENMARK		6,542

Finland - 1.0%
Kone OYJ (B Shares)	44,700	3,540
Nokian Tyres PLC	14,100	338
UPM-Kymmene Corp.	13,000	347

TOTAL FINLAND		4,225

France - 9.1%
ALTEN (a)	21,105	1,646
Amundi SA (b)	28,061	2,125
Capgemini SA	34,095	4,398
Edenred SA	64,569	3,204
Elior SA (b)	57,619	318
Kering SA	5,017	2,847
Legrand SA	35,600	2,754
LVMH Moet Hennessy Louis Vuitton SE	15,107	6,569
Pernod Ricard SA	21,300	3,663
Sanofi SA	60,100	6,310
SR Teleperformance SA	15,679	4,567
Total SA	13,822	523

TOTAL FRANCE		38,924

Germany - 7.4%
adidas AG	13,833	3,811
Allianz SE	20,300	4,214
Bayer AG	36,825	2,446
Bertrandt AG	5,026	186
Delivery Hero AG (a)(b)	1,800	207
Deutsche Borse AG	21,384	3,894
Hannover Reuck SE	20,127	3,400
Instone Real Estate Group BV (a)(b)	15,911	409
JOST Werke AG (b)	6,440	236
SAP SE	55,597	8,776
Vonovia SE	59,506	3,868

TOTAL GERMANY		31,447

Hong Kong - 1.5%
AIA Group Ltd.	638,900	5,761
Dah Sing Banking Group Ltd.	213,200	193
Dah Sing Financial Holdings Ltd.	85,200	235

TOTAL HONG KONG		6,189

Hungary - 0.1%
Richter Gedeon PLC	8,900	206
India - 1.3%
HDFC Bank Ltd.	163,100	2,250
Reliance Industries Ltd. (a)	7,513	118
Reliance Industries Ltd.	112,700	3,109
Shriram Transport Finance Co. Ltd. (a)	2,826	26
Shriram Transport Finance Co. Ltd.	24,500	226

TOTAL INDIA		5,729

Indonesia - 0.4%
PT Astra International Tbk	1,097,000	386
PT Bank Rakyat Indonesia Tbk	5,783,200	1,256

TOTAL INDONESIA		1,642

Ireland - 2.5%
DCC PLC (United Kingdom)	36,309	3,247
Irish Residential Properties REIT PLC	149,300	255
Kerry Group PLC Class A	23,990	3,165
Linde PLC	8,300	2,034
United Drug PLC (United Kingdom)	201,443	1,877

TOTAL IRELAND		10,578

Italy - 1.8%
FinecoBank SpA	195,500	2,827
GVS SpA (b)	31,100	406
Recordati SpA	83,882	4,470

TOTAL ITALY		7,703

Japan - 15.0%
A/S One Corp.	8,300	881
Arata Corp.	9,300	441
Astellas Pharma, Inc.	170,800	2,664
Curves Holdings Co. Ltd. (a)	57,600	279
Daiichikosho Co. Ltd.	4,580	123
Daikin Industries Ltd.	18,500	3,255
Elecom Co. Ltd.	32,900	1,622
GMO Internet, Inc.	19,300	556
Hoya Corp.	51,500	5,069
Iriso Electronics Co. Ltd.	35,645	1,067
IT Holdings Corp.	13,500	290
Kao Corp.	43,200	3,134
Keyence Corp.	9,700	4,052
KH Neochem Co. Ltd.	84,600	1,541
Koshidaka Holdings Co. Ltd.	57,600	181
Miroku Jyoho Service Co., Ltd.	25,540	512
Nitori Holdings Co. Ltd.	17,430	3,815
NOF Corp.	61,400	2,280
Olympus Corp.	130,920	2,355
Oracle Corp. Japan	17,000	2,036
ORIX Corp.	27,400	296
Otsuka Corp.	55,900	2,883
PALTAC Corp.	25,800	1,394
Paramount Bed Holdings Co. Ltd.	8,200	349
Persol Holdings Co., Ltd.	122,000	1,542
Recruit Holdings Co. Ltd.	91,740	2,862
Relo Group, Inc.	72,900	1,259
Renesas Electronics Corp. (a)	52,800	288
S Foods, Inc.	49,300	1,176
Shiseido Co. Ltd.	35,000	1,950
SMC Corp.	8,300	4,318
Sundrug Co. Ltd.	4,080	139
Suzuki Motor Corp.	49,400	1,621
Tokyo Electron Ltd.	14,000	3,874
Tsuruha Holdings, Inc.	25,100	3,460
Zozo, Inc.	21,300	575

TOTAL JAPAN		64,139

Kenya - 0.3%
Safaricom Ltd.	5,288,100	1,382
Korea (South) - 0.4%
LG Chemical Ltd.	3,944	1,873
Malta - 0.1%
Kambi Group PLC (a)	22,600	543
Mexico - 0.1%
Grupo Financiero Banorte S.A.B. de CV Series O (a)	175,100	629
Netherlands - 7.2%
ASML Holding NV (Netherlands)	20,900	7,431
ASR Nederland NV	11,400	367
Euronext NV (b)	17,100	1,952
Heineken NV (Bearer)	32,900	3,187
Imcd NV	39,790	4,104
Intertrust NV (b)	22,624	418
JDE Peet's BV	97,800	4,349
Koninklijke Philips Electronics NV	97,420	5,034
Prosus NV	1,600	156
Wolters Kluwer NV	45,900	3,615

TOTAL NETHERLANDS		30,613

New Zealand - 0.4%
Auckland International Airport Ltd.	400	2
EBOS Group Ltd.	120,128	1,737

TOTAL NEW ZEALAND		1,739

Norway - 1.2%
Adevinta ASA Class B (a)	114,375	1,845
Schibsted ASA:
(A Shares)	68,000	2,472
(B Shares)	9,699	319
Skandiabanken ASA (b)	21,192	152
TGS Nopec Geophysical Co. ASA	9,800	144

TOTAL NORWAY		4,932

South Africa - 0.9%
Naspers Ltd. Class N	20,700	3,766
Spain - 1.9%
Amadeus IT Holding SA Class A	47,256	2,360
Iberdrola SA	435,250	5,599
Prosegur Cash SA (b)	251,656	207

TOTAL SPAIN		8,166

Sweden - 7.5%
Addlife AB	268,736	3,765
AddTech AB (B Shares)	54,008	2,513
ASSA ABLOY AB (B Shares)	132,200	2,918
Atlas Copco AB (A Shares)	72,702	3,204
Dustin Group AB (b)	32,200	195
EQT AB	132,700	3,098
Ericsson (B Shares)	34,100	397
Hexagon AB (B Shares) (a)	55,100	3,569
HEXPOL AB (B Shares)	36,240	240
Indutrade AB (a)	91,249	4,602
Securitas AB (B Shares)	26,000	387
Svenska Handelsbanken AB (A Shares) (a)	281,100	2,651
Swedbank AB (A Shares) (a)	46,000	744
Swedish Match Co. AB	49,200	3,771

TOTAL SWEDEN		32,054

Switzerland - 11.1%
Alcon, Inc. (a)	37,400	2,243
Julius Baer Group Ltd.	74,930	3,289
Lonza Group AG	8,724	5,455
Nestle SA (Reg. S)	111,610	13,281
Roche Holding AG (participation certificate)	31,456	10,895
Sika AG	23,285	5,105
Sonova Holding AG Class B	12,330	2,772
Zurich Insurance Group Ltd.	11,280	4,171

TOTAL SWITZERLAND		47,211

Taiwan - 0.8%
Taiwan Semiconductor Manufacturing Co. Ltd.	243,300	3,533
United Kingdom - 11.2%
Aggreko PLC	21,479	108
AstraZeneca PLC (United Kingdom)	8,200	906
Auto Trader Group PLC (b)	58,600	409
Beazley PLC	428,300	2,340
BP PLC	150,394	545
Close Brothers Group PLC	11,798	169
Compass Group PLC	137,178	1,886
Cranswick PLC	47,741	2,237
Dechra Pharmaceuticals PLC	45,020	1,683
Diageo PLC	149,700	5,478
Diploma PLC	70,872	1,683
Hastings Group Holdings PLC (b)	98,400	268
Hilton Food Group PLC	103,945	1,499
James Fisher and Sons PLC	48,777	730
JTC PLC (b)	136,300	874
Keywords Studios PLC	14,800	368
Lloyds Banking Group PLC	890,166	303
London Stock Exchange Group PLC	48,930	5,405
Mondi PLC	135,800	2,423
Prudential PLC	254,393	3,635
RELX PLC (London Stock Exchange)	175,100	3,702
Rentokil Initial PLC	495,100	3,462
Sabre Insurance Group PLC (b)	152,181	605
Smith & Nephew PLC	124,800	2,463
Ultra Electronics Holdings PLC	47,009	1,466
Unilever PLC	15,696	935
Victrex PLC	58,270	1,429
Volution Group PLC	441,100	961

TOTAL UNITED KINGDOM		47,972

United States of America - 6.4%
Alphabet, Inc. Class C (a)	1,283	1,903
Aspen Technology, Inc. (a)	17,000	1,653
Becton, Dickinson & Co.	9,200	2,588
Black Knight, Inc. (a)	29,500	2,210
Boston Scientific Corp. (a)	51,900	2,002
Fidelity National Information Services, Inc.	13,500	1,975
Global Payments, Inc.	16,089	2,864
Intercontinental Exchange, Inc.	20,700	2,003
Marsh & McLennan Companies, Inc.	28,600	3,335
NICE Systems Ltd. sponsored ADR (a)	13,182	2,705
Roper Technologies, Inc.	5,900	2,551
Visa, Inc. Class A	7,900	1,504

TOTAL UNITED STATES OF AMERICA		27,293

TOTAL COMMON STOCKS
(Cost $332,567)		418,830

Money Market Funds - 2.6%
Fidelity Cash Central Fund 0.14% (c)
(Cost $11,180)	11,178,243	11,182
TOTAL INVESTMENT IN SECURITIES - 100.7%
(Cost $343,747)		430,012
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(2,849)
NET ASSETS - 100%		$427,163

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $8,781,000 or 2.1% of net assets.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$29
Fidelity Securities Lending Cash Central Fund	25
Total	$54

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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